Fair Value Measurements - Schedule of Measurement Inputs for Public Warrants (Details) - Public Warrants [Member]	Jun. 20, 2024
Asset price [Member]
Schedule of Measurement Inputs for Public Warrants [Line Items]
Public warrants measurement input	9.89
Term [Member]
Schedule of Measurement Inputs for Public Warrants [Line Items]
Public warrants measurement input	5 years 6 months
Risk-free rate [Member]
Schedule of Measurement Inputs for Public Warrants [Line Items]
Public warrants measurement input	4.3
Dividend yield [Member]
Schedule of Measurement Inputs for Public Warrants [Line Items]
Public warrants measurement input	0
Volatility [Member]
Schedule of Measurement Inputs for Public Warrants [Line Items]
Public warrants measurement input	4
Probability of closing [Member]
Schedule of Measurement Inputs for Public Warrants [Line Items]
Public warrants measurement input	30